Operating leases right-of-use assets and lease liabilities - Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Amortization of right-of-use assets	$ 3,041	$ 3,529
Interest	666	717
Total lease cost	$ 3,707	$ 4,246